STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments at fair value	$ 244,097,792	$ 225,206,804
Other receivables	2,118	0
Net assets available for benefits	244,099,910	225,206,804
WaFd, Inc. common stock
Investments, at fair value:
Total investments at fair value	6,303,914	6,887,208
Mutual funds
Investments, at fair value:
Total investments at fair value	223,721,255	199,580,124
Collective trusts
Investments, at fair value:
Total investments at fair value	$ 14,072,623	$ 18,739,472